Note 8 - Commitments and Contingencies	3 Months Ended
Nov. 30, 2014
Notes
Note 8 - Commitments and Contingencies

Note 8 – Commitments and Contingencies

Rental Agreement:

On August 17, 2012, the Company leased a 10,410 square foot “industrial condominium” in Camarillo, California, for three years for monthly lease payments of $7,000 per month. There are no common area costs. All company operations are concentrated at the site.

Lease Commitments – as of November 30, 2014 for the following five fiscal years:

Fiscal year ended August 31, 2015                             $  63,000